As filed with the Securities and Exchange Commission on March 1, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File number: 811-21487

                         RMK Strategic Income Fund, Inc.
             (Exact Name of the Registrant as Specified in Charter)
                               Morgan Keegan Tower
                            Fifty North Front Street
                            Memphis, Tennessee 38103
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (901) 524-4100

                              ALLEN B. MORGAN, JR.
                               Morgan Keegan Tower
                            Fifty North Front Street
                            Memphis, Tennessee 38103
                    (Names and address of agent for service)

                                   Copies to:

                              ARTHUR J. BROWN, ESQ.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221

Date of fiscal year end: March 31, 2005

Date of reporting period: December 31, 2004

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                        RMK STRATEGIC INCOME FUND, INC.
                                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                               DECEMBER 31, 2004

   Principal
   Amount/                                                                      NRSRO                               Market
    Shares    Description                                                        Rating         Cost               Value (b)

ASSET BACKED SECURITIES - INVESTMENT GRADE - 27.6% OF NET ASSETS
              CERTIFICATE-BACKED OBLIGATIONS - 0.7%
   2,500,000  MM Community Funding, 4.96% Bond 8/1/31 (a)                       BBB              2,503,101          2,503,125
              COLLATERIZED BOND OBLIGATION - 3.9%
  11,481,104  Diversified Asset Securitization 1A A1, 7.873% 9/15/35            AA              11,849,931         11,854,239
   2,400,000  Restructured Asset Backed 2003-3A A3, 2.56% 1/29/22 (a)           AA-              1,911,000          1,911,000
                                                                                             ---------------------------------
                                                                                             $  13,760,931      $  13,765,239
                                                                                             ---------------------------------
              COMMERCIAL LOANS - 6.4%
  11,887,127  Atherton Franchisee 1999-A A2, 7.23% 4/15/12 (a)                  A+              12,048,107         11,989,547
   8,000,000  GMAC Commercial Mortgage 1998-C1 F, 7.173% 5/15/30                BBB-             7,837,293          8,243,760
   2,500,000  Merrill Lynch Mortgage 1998-C1 E, 6.75% 11/15/26                  BBB-             2,512,335          2,569,775
                                                                                             ---------------------------------
                                                                                             $  22,397,735      $  22,803,082
                                                                                             ---------------------------------
              EQUIPMENT LEASES - 3.5%
   8,586,169  AERCO 2A A3, 2.55% 7/15/25                                        BBB              6,381,990          6,375,231
   4,000,000  Aircraft Finance Trust 1999-1A A1, 2.883% 5/15/24                 BBB              2,781,550          2,780,000
   5,000,000  Lease Investment Flight Trust 1 A1, 2.49% 7/15/31                 BBB              3,467,560          3,462,500
                                                                                             ---------------------------------
                                                                                             $  12,631,100      $  12,617,731
                                                                                             ---------------------------------
              FRANCHISE LOANS - 0.8%
              FMAC Loan Trust 1997-C AX, 2.355% 12/15/19 interest-only
              strips(a)                                                         BBB              2,905,372          2,864,161
              HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE) - 10.4%
   2,901,318  Aames Mortgage Trust 2001-3 B, 7.13% 11/25/31                     BBB              2,665,441          2,814,279
   3,450,000  Ace Securities 2004-HE2 B1, 5.311% 10/25/34                       BBB              2,756,067          2,749,754
   3,000,000  Ace Securities 2004-HE4 M11, 5.694% 12/25/34                      BBB-             2,400,832          2,399,130
   1,487,000  Ace Securities 2004-HS1 M6, 4.59% 2/25/34                         BBB-             1,446,254          1,487,018
   2,103,307  Amresco Residential Securities 1999-1 B, 5.09% 11/25/29           BBB              1,993,585          1,990,255
   2,000,000  Argent Securities 2004-W8 M10, 4.60% 5/25/34                      BBB-             1,572,177          1,562,820
   2,700,000  First Franklin Mortgage 2004-FF2 N3, 8.835% 4/25/34 (a)           BBB              2,700,000          2,700,000
   2,750,000  First Franklin Mortgage 2004-FF5 M9, 4.47% 8/25/34                BBB-             2,444,171          2,750,000
   5,000,000  Long Beach Mortgage 2004-4 M10, 4.615% 10/25/34                   BBB+             4,604,180          4,600,000
   1,700,000  NovaStar Home Equity 2004-3 B4, 5.238% 12/25/34                   BBB              1,561,721          1,560,277
  10,500,000  Option One Mortgage 2004-2 M7, 4.65% 5/25/34                      BBB              8,896,757          8,857,485
   3,000,000  Park Place Securities 2004-MCW1 M10, 4.258% 10/25/34 (a)          BBB-             2,316,404          2,340,000
   1,583,207  Sail Net 2004-5A B, 6.75% 6/27/34 (a)                             BBB              1,544,722          1,544,086
                                                                                             ---------------------------------
                                                                                             $  36,902,311      $  37,355,104
                                                                                             ---------------------------------
              MANUFACTURED HOUSING LOANS - 1.9%
   7,272,000  Green Tree Financial 1996-9 M1, 7.63% 1/15/28                     BBB              6,401,372          6,732,919
                                                                                             ---------------------------------
TOTAL ASSET BACKED SECURITIES - INVESTMENT GRADE                                             $  97,501,922      $  98,641,361
                                                                                             ---------------------------------

ASSET BACKED SECURITIES- NON-INVESTMENT GRADE - 64.5% OF NET ASSETS
              CERTIFICATE-BACKED OBLIGATIONS - 2.8%
   1,000,000  MM Community Funding II, 3.50% 12/15/31 (a)                       Non-rated          938,339            937,500
   2,000,000  MM community Funding IX, 10.00% 5/1/33 (a)                        Non-rated        1,940,546          1,940,000
   1,000,000  Preferred Term XV, Zero Coupon Bond 9/26/34                       Non-rated        1,000,000          1,000,000
   4,000,000  Preferred Term XVI, Zero Coupon Bond 3/23/35 (a)                  Non-rated        4,000,000          4,000,000
   1,000,000  US Capital Funding II, 6.90% 8/1/34                               Non-rated        1,000,000          1,000,000
   1,000,000  US Capital Funding III, Zero Coupon Bond 12/1/35 (a)              Non-rated        1,000,000          1,000,000
                                                                                             ---------------------------------
                                                                                             $   9,878,885      $   9,877,500
                                                                                             --------------------------------
              COLLATERIZED BOND OBLIGATION - 3.3%
   2,000,000  Crest 2000-1A D, 10.00% 8/31/36                                   BB               1,395,592          1,390,000
   3,000,000  Hewett Island 2004-1A COM, Zero Coupon Bond 12/15/16              BB               3,000,000          3,000,000
   9,000,000  MCPA2 1998-PA B2, 7.32% 6/23/10 (a)                               B+               7,746,756          7,560,000
                                                                                             --------------------------------
                                                                                             $  12,142,348      $  11,950,000
                                                                                             --------------------------------
              COMMERCIAL LOANS - 19.1%
   6,000,000  CS First Boston 1998-C2 H, 6.75% 11/11/30 (a)                     B                4,057,267          4,068,660
   2,000,000  CS First Boston Mortgage 1995-WF1 G, 8.488% 12/21/27 (a)          Non-rated        2,000,000          1,992,400
   4,000,000  DLJ Commercial Mortgage 2000-CKP1 B4, 6.527% 11/10/33 (a)         BB+              2,937,518          3,100,040
   7,775,000  Enterprise Mortgage 1998-1 A2, 6.38% 1/15/25 (a)                  B                7,188,232          7,597,808
  12,170,000  Enterprise Mortgage 1998-1 A3, 6.63% 1/15/25 (a)                  B                6,888,022          6,815,200
  18,144,048  Enterprise Mortgage 1999-1 A1, 6.42% 10/15/25 (a)                 CCC              9,135,660          8,436,982
   9,160,025  Enterprise Mortgage 1999-1 A2, 6.90% 10/15/25 (a)                 CCC              3,066,742          2,748,007
  20,465,416  Enterprise Mortgage 2000-1 A1, 7.575% 1/15/27 (a)                 B-              12,283,744         11,460,633
  17,477,404  Enterprise Mortgage 2000-1 A2, 8.21% 1/15/27 (a)                  B-               9,729,282          9,787,346
   5,000,000  FFCA Secured Lending 1999-2 B1, 8.27% 5/18/26 (a)                 CCC              3,048,744          3,006,500
   6,000,000  GMAC Commercial Mortgage 1997-C2 F, 6.75% 4/15/29                 B                4,145,671          4,552,500
   3,000,000  GMAC Commercial Mortgage 2000-C1 H, 7.00% 3/15/33 (a)             B+               2,697,842          2,927,280
   1,970,000  Salomon Brothers Mortgage 2000-C2 J, 6.308% 7/18/33               BB               1,713,773          1,712,560
                                                                                             --------------------------------
                                                                                             $  68,892,497      $  68,205,916
                                                                                             --------------------------------
              EQUIPMENT LEASES - 4.6%
   4,000,000 Airplanes Pass Through Trust 2001-1A A9, 2.953% 3/15/19            BB+              2,123,257          2,120,000

                                        RMK STRATEGIC INCOME FUND, INC.
                                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                               DECEMBER 31, 2004

   Principal
   Amount/                                                                      NRSRO                               Market
    Shares    Description                                                        Rating         Cost               Value (b)

   5,000,000     Embarcadero Aircraft 2000-A A1, 2.35% 8/15/25 (a)              BB              2,598,416          2,800,000
   2,000,000     Ocean Star 2004-A E, Zero Coupon Bond 11/12/18 (a)             BB-             2,002,461          2,002,500
   6,000,000     Pegasus Aviation Lease 1999-1A A2, 6.30% 3/25/29 (a)           CCC+            3,085,464          3,087,720
   5,696,995     Pegasus Aviation Lease 2000-1 A1, 2.805% 3/25/15 (a)           B-              2,971,195          2,990,922
   5,000,000     Pegasus Aviation Lease 2000-1 A2, 8.37% 3/25/30 (a)            B-              3,212,926          3,327,735
                                                                                             --------------------------------
                                                                                             $ 15,993,719       $ 16,328,877
                                                                                             --------------------------------
                 FRANCHISE LOANS - 8.2%

   1,000,000     Falcon Franchise Loan 1999-1 E, 6.50% 1/5/14                   BB                824,110            820,170
   1,000,000     Falcon Franchise Loan 2001-1 F, 6.50% 1/5/23                   B                 674,378            671,760
   2,679,156     FMAC Loan Trust 1996-B A1, 7.629% 11/15/18 (a)                 DDD             1,962,382          2,010,195
   6,915,248     FMAC Loan Trust 1996-B A2, 2.60% 11/15/18 (a)                  DDD             4,451,488          4,391,183
   1,574,770     FMAC Loan Trust 1997-B A, 6.85% 9/15/19 (a)                    B               1,365,340          1,543,275
   8,233,113     FMAC Loan Trust 1998-A A3, 6.69% 9/15/20 (a)                   BB              6,232,380          6,133,669
   4,426,470     FMAC Loan Trust 1998-BA A2, 6.74% 11/15/20 (a)                 B               3,286,953          3,105,483
                 FMAC Loan Trust 1998-BA AX, 2.266% 11/15/20
                 interest-only strips (a)                                       B                 647,582            582,800
   6,000,000     FMAC Loan Trust 1998-CA A3, 6.99% 6/15/12 (a)                  CCC+            3,499,927          3,393,240
   7,500,000     Franchise Loan Trust 1998-I A3, 6.74% 7/15/20 (a)              BB              6,778,792          6,732,225
                                                                                             --------------------------------
                                                                                             $ 29,723,332       $ 29,384,000
                                                                                             --------------------------------
                 HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE) - 13.5%

   8,892,000     Ace Securities 2004-HE1 B, 4.60% 2/25/34                       BB              7,579,550          7,545,396
  10,855,000     Ace Securities 2004-OP1 B, 4.60% 4/25/34                       BB              8,898,966          8,852,144
   4,114,000     Ace Securities 2004-RM1 B2, 1.436% 7/25/34 (a)                 Non-rated       3,322,590          3,311,235
   2,057,000     Ace Securities 2004-RM1 B3, 1.436% 7/25/34 (a)                 Non-rated       1,541,152          1,533,740
   3,000,000     Argent Securities 2004-W11 M11, 4.34% 11/25/34 (a)             BB+             2,243,699          2,237,820
   1,574,108     Delta Funding Home Equity 2000-4 B, 7.15% 2/15/31              D                 610,399            582,420
   2,100,000     Equifirst Mortgage 2004-2 B1, 4.74% 7/25/34 (a)                BB+             1,721,226          1,715,448
   2,732,000     Equifirst Mortgage 2004-2 B2, 4.74% 7/25/34 (a)                BB              2,158,507          2,149,756
   2,750,000     First Franklin Mortgage 2004-FF5 B, 4.47% 8/25/34 (a)          Non-rated       2,207,811          2,750,000
   3,000,000     First Franklin Mortgage 2004-FFH2 B2, 4.25% 6/25/34 (a)        BB              2,424,934          2,415,000
   2,500,000     First Franklin Mortgage 2004-FFH3 B1, 5.10% 10/25/34 (a)       BB+             2,069,895          2,065,625
   6,000,000     Long Beach Mortgage 2001-4 M3, 4.683% 3/25/32                  BB-             5,309,389          5,265,000
   3,000,000     Long Beach Mortgage 2004-2 B, 5.50% 6/25/34 (a)                BB+             2,412,028          2,398,800
   3,000,000     Meritage Mortgage 2004-2 B1, 4.829 1/25/35 (a)                 Non-rated       2,423,394          2,415,930
   2,000,000     Meritage Mortgage 2004-2 B2, 4.829 1/25/35 (a)                 Non-rated       1,565,926          1,560,320
   1,830,000     Terwin Mortgage 2004-16SL B3, 6.34% 10/25/34 (a)               BB              1,502,743          1,499,941
                                                                                             --------------------------------
                                                                                             $ 47,992,209       $ 48,298,575
                                                                                             --------------------------------
                 MANUFACTURED HOUSING LOANS - 12.3%

   2,300,000     BankAmerica Manufactured Housing 1997-1 B1, Zero Coupon
                 Bond 6/10/21 (d)                                               C                 607,373            598,299
   8,309,659     Bombardier Capital Mortgage 1999-B M1, 8.12% 12/15/29          CCC               775,438            643,999
   4,693,541     Conseco Finance 2000-5 M2, 9.03% 2/1/32                        CCC-              517,195            448,843
   2,000,000     Conseco Finance 2001-1 M1, 7.535% 7/1/32                       CCC-              708,912            700,000
   3,576,357     Green Tree Financial 1996-4 M1, 7.75% 6/15/27                  B+              2,889,603          2,890,090
   1,479,336     Green Tree Financial 1996-5 B1, 8.10% 7/15/27                  CCC-              343,284            340,247
   8,000,000     Green Tree Financial 1997-8 M1, 7.02% 10/15/27                 B+              5,360,868          5,596,816
   7,000,000     Green Tree Financial 1999-4 M1, 7.60% 5/1/31                   CCC-            1,879,709          1,406,230
  18,000,000     Green Tree Financial 1999-5 M1, 8.05% 3/1/30                   CCC-            5,010,175          4,672,260
  14,545,000     Greenpoint Manufactured Housing 1999-5 M2, 9.23%
                 12/15/29                                                       CC             10,550,966          9,000,431
   7,500,000     Greenpoint Manufactured Housing 2000-1 M2, 8.78%
                 3/20/30                                                        CC                772,407            656,250
  10,000,000     Greenpoint Manufactured Housing 2000-3 IM1, 9.01%
                 6/20/31                                                        B-              4,632,159          3,100,710
  10,000,000     Madison Avenue Manufactured Housing 2002-A B2, 4.34%
                 3/25/32                                                        B               3,728,466          3,500,000
   5,389,000     Merit Securities 12-1 1M2, 7.35% 7/28/33                       CC              4,029,198          3,286,536
   5,886,000     Merit Securities 13 M2, 7.88% 12/28/33                         CC              3,161,680          2,410,317
   1,500,000     Oakwood Mortgage 2002-A M1, 7.76% 3/15/32                      CCC               502,659            489,690
  10,000,000     Oakwood Mortgage 2002-B M1, 7.62% 6/15/32                      B               3,694,950          3,698,400
   5,000,000     UCFC Manufactured Housing 1997-2 B1, Zero Coupon
                 Bond 2/15/18                                                   CC                764,480            525,000
                                                                                             --------------------------------
                                                                                             $ 49,929,522       $ 43,964,118
                                                                                             --------------------------------
                 RECREATIONAL EQUIPMENT - 0.7%

   2,807,070     Green Tree Recreational Equipment 1996-B CTFS, 7.70%
                 7/15/18                                                        CCC-            2,446,810          2,428,116
                                                                                             --------------------------------
TOTAL ASSET BACKED SECURITIES -  NON-INVESTMENT GRADE                                        $236,999,322       $230,437,102
                                                                                             --------------------------------
CORPORATE BONDS - NON-INVESTMENT GRADE - 24.6% OF NET ASSETS

                 BASIC MATERIALS - 0.9%

   2,835,000     Resolution Performance, 13.50% Bond 11/15/10                   CCC             2,699,655          3,083,062
                 BUSINESS SERVICES - 0.5%

     250,000     Danka Business Systems, 10.00% Bond 4/1/08                     Non-rated         241,403            241,250
   2,000,000     MSX International, 11.375% Bond 1/15/08                        CCC+            1,639,927          1,652,500
                                                                                             --------------------------------
                                                                                              $ 1,881,330        $ 1,893,750
                                                                                             --------------------------------
                 CONSTRUCTION - 0.3%

     500,000     Integrated Electrical Services, 9.375% Bond 2/1/09             CCC               458,838            445,090

                                        RMK STRATEGIC INCOME FUND, INC.
                                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                               DECEMBER 31, 2004

   Principal
   Amount/                                                                      NRSRO                               Market
    Shares    Description                                                        Rating         Cost               Value (b)

     500,000     Integrated Electrical Services, 9.375% Bond 2/1/09             CCC+              461,435            461,165
                                                                                             --------------------------------
                                                                                                $ 920,273          $ 906,255
                                                                                             --------------------------------
                 ELECTRONICS - 1.2%

   4,000,000     Knowles Electronics, 13.125% Bond 10/15/09                     CCC             4,208,197          4,170,000
                 ENERGY - 2.2%

   4,000,000     Abraxas Petroleum, Zero Coupon Bond 12/1/09 (a)                Non-rated       4,000,000          3,985,000
     750,000     Calpine, 8.75% Bond 7/15/13 (a)                                B                 615,102            613,665
     925,000     Calpine, 9.875% Bond 12/1/11 (a)                               B                 786,170            800,125
   2,500,000     United Refining, 10.50% Bond 8/15/12 (a)                       B-              2,467,854          2,559,375
                                                                                             --------------------------------
                                                                                              $ 7,869,126        $ 7,958,165
                                                                                             --------------------------------
                 FINANCE - 1.1%

   1,000,000     Advanta Capital Trust I, 8.99% 12/17/26                        CCC               986,274            975,000
   3,000,000     Labranche, 9.50% Bond 5/15/09 (a)                              B               3,021,811          3,030,000
                                                                                             --------------------------------
                                                                                              $ 4,008,085        $ 4,005,000
                                                                                             --------------------------------
                 FOOD - 0.8%

   4,000,000     Land O Lakes, 7.45% Bond 3/15/28 (a)                           CCC             2,375,126          2,620,000
     500,000     New World Pasta, Zero Coupon Bond 2/15/09 in default           Non-rated         128,983             37,500
                                                                                             --------------------------------
                                                                                              $ 2,504,109        $ 2,657,500
                                                                                             --------------------------------
                 HEALTH CARE - 0.8%

   3,000,000     Team Health, 9.00% Bond 4/1/12 (a)                             B-              2,964,924          2,932,500

                 INSURANCE - 0.1%

     600,000     Zurich Reinsurance, 7.125% Bond 12/15/23                       BB+               380,690            382,542

                 MANUFACTURING - 6.5%

   2,000,000     Columbus McKinnon, 8.50% Bond 4/1/08                           CCC+            1,971,335          1,970,000
   4,000,000     Consolidated Container, 10.125% Bond 7/15/09                   CCC             3,781,650          3,890,000
     400,000     Dura Operating, 9.00% Bond 5/1/09                              B-                385,964            386,716
   4,000,000     Foamex, 10.75% Bond 4/1/09                                     B-              3,884,001          3,910,000
   1,000,000     GSI Group, 10.25% Bond 11/1/07                                 Non-rated       1,003,223          1,003,470
   3,000,000     MMI Products, 11.25% Bond 4/15/07                              CCC             3,012,863          3,030,000
   5,500,000     US Can, 12.375% Bond 10/1/10                                   CCC+            5,198,244          5,280,000
   4,000,000     VITRO S.A., 11.75% Bond 1/1/13 (a) (e)                         B-              3,845,797          3,870,000
                                                                                             --------------------------------
                                                                                             $ 23,083,077       $ 23,340,186
                                                                                             --------------------------------
                 RETAIL - 0.1%

     250,000     General Nutrition, 8.50% 12/1/10                               CCC+              235,705            235,938
                 TOBACCO - 0.8%

   3,300,000     North Atlantic Trading, 9.25% Bond 3/1/12                      B-              3,176,035          2,813,217

                 TELECOMMUNICATIONS - 7.8%

   1,500,000     American Cellular, 10.00% Bond 8/1/11                          B-              1,281,884          1,276,875
   4,050,000     BARAK I.T.C., 12.50% Bond 11/15/07 (e)                         Non-rated       3,165,712          1,984,500
   3,000,000     Call-Net Enterprises, 10.625% Bond 12/31/08 (e)                B               2,950,976          2,932,500
   5,000,000     Charter, 10.00% Bond 5/15/11                                   CCC-            4,191,614          4,275,000
   2,900,000     Level 3 Financing, 10.75% Bond 10/15/11 (a)                    CC              2,525,497          2,624,500
   2,000,000     MasTec, 7.75% Bond 2/1/08                                      B               1,830,347          1,831,780
     500,000     Primus Telecommunications, 8.00% Bond 1/15/14                  CCC               422,418            420,905
   4,000,000     Rural Cellular, 9.75% Bond 1/15/10                             CCC             3,678,244          3,612,560
   4,000,000     Time Warner, 10.125% Bond 2/1/11                               CCC+            3,806,513          3,930,000
   4,040,000     Time Warner, 9.75% Bond 7/15/08                                CCC+            3,858,793          4,090,500
   1,000,000     Transtel SA, 12.50% Bond 12/31/08 (a)                          Non-rated         931,544            935,000
                                                                                             --------------------------------
                                                                                             $ 28,643,542       $ 27,914,120
                                                                                             --------------------------------
                 TRANSPORTATION - 1.1%

   4,000,000     Greyhound Lines, 11.50% Bond 4/15/07                           CCC-            3,917,107          4,060,000

                 TRAVEL - 0.4%

   1,500,000     Worldspan Financial, 9.625% Bond 6/15/11                       B-              1,390,034          1,461,585

                                                                                             --------------------------------
TOTAL CORPORATE BONDS - NON-INVESTMENT GRADE                                                 $ 87,881,889       $ 87,813,820
                                                                                             --------------------------------

MORTGAGE BACKED SECURITIES - INVESTMENT GRADE - 3.1% OF NET ASSETS

                 COLLATERALIZED MORTGAGE OBLIGATION - 3.1%

                 Harborview Mortgage 2004-1 X, 1.90% 4/19/34
                 interest-only strips                                           AAA             2,922,930          3,061,536
                 Harborview Mortgage 2004-8 X, 0.195% 11/19/34
                 interest-only strips                                           AAA             3,144,758          3,179,404
                 Mellon Residential 2004-TBC1 X, 0.716% 2/26/34
                 interest-only strips (a)                                       AAA             1,441,207          1,300,654
   3,298,810     Structured Asset 1999-SP1, 9.00% 5/25/29                       BBB             3,346,769          3,312,563
                                                                                             --------------------------------
TOTAL MORTGAGE BACKED SECURITIES - INVESTMENT GRADE                                          $ 10,855,664       $ 10,854,157
                                                                                             --------------------------------
GOVERNMENT AGENCY SECURITIES  - 2.2% OF NET ASSETS

                 Fannie Mae 1998-M7 N, 1.057% 5/25/36 interest-only strips      Non-rated       3,718,058          2,719,050
                 GNMA 2003-64 XA, 0.457% 8/16/43 interest-only strips ( c )     Non-rated       9,738,567          5,209,192
                                                                                             --------------------------------
TOTAL GOVERNMENT AGENCY SECURITIES                                                           $ 13,456,625        $ 7,928,242
                                                                                             --------------------------------

COMMON STOCKS - 10.9% OF NET ASSETS

                                        RMK STRATEGIC INCOME FUND, INC.
                                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                               DECEMBER 31, 2004

   Principal
   Amount/                                                                      NRSRO                               Market
    Shares    Description                                                        Rating         Cost               Value (b)

  128,762     American Capital Strategies, Ltd.                                              4,041,743          4,294,213
      350     American Italian Pasta Company                                                     6,668              8,137
   87,000     Andrx Corporation (d)                                                          1,729,944          1,899,210
   78,100     Anthracite Capital, Inc.                                                         889,194            965,316
   67,800     AU Optronics Corporation                                                         882,905            970,896
   37,600     Bank of America Corporation                                                    1,509,406          1,766,824
    2,400     BP Prudhoe Bay Royalty Trust                                                      94,360            115,920
  315,400     Cincinnati Bell Inc. (d)                                                       1,478,760          1,308,910
   20,850     CVS Corporation                                                                  796,590            939,710
   10,800     Devon Energy Corporation                                                         389,070            420,336
   12,400     Exxon Mobil Corporation                                                          595,337            635,624
   13,800     General Cable Corporation                                                        101,023            191,130
   50,900     Hancock Fabrics, Inc.                                                            476,748            527,833
   27,550     Intersil Corporation                                                             434,300            460,360
   14,950     Kerr-McGee Corporation                                                           751,444            863,961
    9,600     Kinder Morgan Energy Partners, L.P.                                              430,190            425,568
   18,200     L-3 Communications Holdings, Inc.                                              1,087,079          1,332,968
   96,500     Limited Brands, Inc.                                                           1,927,112          2,221,430
    7,200     Magellan Midstream Partners, L.P.                                                390,140            422,424
   10,100     Magyar Tavkozlesi Rt.                                                            201,495            246,541
  177,650     MCG Capital Corporation                                                        3,202,509          3,043,145
   48,500     Microsoft Corporation                                                          1,187,059          1,295,920
   11,700     Oceaneering International, Inc. (d)                                              430,593            436,644
   44,800     OmniVision Technologies, Inc.                                                    534,003            822,080
   14,700     Petroleo Brasileiro S.A.                                                         528,735            584,766
    2,600     Range Resources Corporation                                                       46,930             53,196
   21,800     Regal Entertainment Group                                                        412,202            452,350
   39,000     SanDisk Corporation (d)                                                          866,936            973,830
   12,600     Sanmina-SCI Corporation                                                           87,317            106,722
   18,100     Ship Finance International Limited                                               415,828            371,412
   18,900     Spinnaker Exploration Company (d)                                                643,114            662,823
    4,700     Stone Energy Corporation (d)                                                     190,261            211,923
   16,400     Storage Technology Corporation                                                   393,087            518,404
   59,100     Technology Investment Capital Corporation                                        837,187            887,091
   29,000     The Home Depot, Inc.                                                           1,038,013          1,239,460
   27,300     Tidewater, Inc.                                                                  844,675            972,153
   23,600     Tsakos Energy Navigation Limited                                                 858,667            844,644
   67,150     UTStarcom, Inc. (d)                                                            1,385,246          1,487,372
      900     Valero L.P.                                                                       49,762             53,487
   18,000     VERITAS Software Corporation (d)                                                 404,793            513,900
    7,500     Wal-Mart Stores, Inc.                                                            388,500            396,150
   14,250     Wells Fargo & Company                                                            812,962            885,637
   24,800     XL Capital Ltd.                                                                1,858,760          1,925,720
                                                                                          --------------------------------
TOTAL COMMON STOCKS                                                                       $ 35,630,647       $ 38,756,140
                                                                                          --------------------------------

EURODOLLAR TIME DEPOSITS - 1.2% OF NET ASSETS

             State Street Bank & Trust Company Eurodollar
             time deposits dated December 31, 2004, 0.85%                                 --------------------------------
             maturing at $4,340,307 on January 3, 2005.                                   $  4,340,000       $  4,340,000
                                                                                          --------------------------------

                                                                                          --------------------------------
TOTAL INVESTMENTS - 134.1% OF NET ASSETS                                                  $486,666,069       $478,770,822
OTHER ASSETS AND LIABILITIES, NET - (34.1%) OF NET ASSETS                                 --------------------------------
NET ASSETS                                                                                                   (121,712,715)
                                                                                                             $357,058,107

   (a)      Securities sold within the terms of a private placement memorandum, exempt from registration under
            Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.  Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the fund's investment adviser.
   (b)      See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
   (c)      The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U. S. government.
   (d)      These securities are non-income producing.
   (e)      These securiities are classified as Yankee Bonds, which are U.S. dollar denominated bonds issued in the United States by a foreign entity.

  NRSRO     Nationally Recognized Statistical Rating Organization.


ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the President and Chief Executive Officer and the Treasurer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.



ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMK Strategic Income Fund, Inc.


By: By: /s/ Carter E. Anthony
        ---------------------
    Carter E. Anthony
    President and Chief Executive Officer

Date:  February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: By: /s/ Carter E. Anthony
        ---------------------
    Carter E. Anthony
    President and Chief Executive Officer

Date:  February 28, 2005



By: /s/ Joseph C. Weller
    --------------------
    Joseph C. Weller
    Treasurer and Chief Financial Officer

Date:  February 28, 2005